Annual Total Returns (dei_DocumentInformationDocumentAxis, (Oppenheimer International Bond Fund), Class A)	0 Months Ended
Jan. 27, 2012
(Oppenheimer International Bond Fund) | Class A
Bar Chart Table:
Annual Return 2002	20.81%
Annual Return 2003	25.89%
Annual Return 2004	15.56%
Annual Return 2005	3.29%
Annual Return 2006	8.65%
Annual Return 2007	13.59%
Annual Return 2008	(0.69%)
Annual Return 2009	13.07%
Annual Return 2010	7.87%
Annual Return 2011	(0.28%)